                           Oppenheimer International Growth Fund
                                Oppenheimer Main Street Fund

                         Prospectus Supplement dated April 28, 2008

     This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") as follows and is in addition to any other supplement(s):

     1. The following is added to the Prospectus of each Fund:

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  its parent company and the subsidiaries of its parent company,  and retirement plans established for the benefit of such individuals, are permitted to purchase Class
Y shares of the Fund.

     2. The address  information  on the back cover of the prospectus is deleted in its entirety and is replaced by the following:

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  By Telephone:     Call OppenheimerFunds Services toll-free:
                    1.800.CALL OPP (225.5677)
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  By Mail:          Use the following address for regular mail:
                                 OppenheimerFunds Services
                                       P.O. Box 5270
                                Denver, Colorado 80217-5270
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                    Use one of the following addresses for courier or
                    express mail:
                      Prior to October 10,    On or after October 10,
                              2008:                     2008:
                    OppenheimerFunds Services OppenheimerFunds Services
                    10200 East Girard Avenue   12100 East Iliff Avenue
                           Building D                 Suite 300
                     Denver, Colorado 80231    Aurora, Colorado 80014
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  On the Internet:  You can read or download these documents on the
                    OppenheimerFunds website at:
                    www.oppenheimerfunds.com
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April 28, 2008                                               PS0000.040